CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	12 Months Ended
Mar. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%